Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,108
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.5
Adjustable Performance Plan cash awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	54
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	72
Performance shares | Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	161
Stock compensation plan | Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	706
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	73
Stock compensation plan | Adjustable Performance Plan share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	42
Bank
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,097
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.5
Bank | Adjustable Performance Plan cash awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	54
Bank | Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	72
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	158
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	700
Bank | Stock compensation plan | Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	72
Bank | Stock compensation plan | Adjustable Performance Plan share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	41